7. STOCKHOLDERS' EQUITY: Schedule of Options issued (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Options issued
	04/01/2012 to 06/30/2012	04/01/2011 to 06/30/2011
Options issued	54,300	0